Derivative financial instruments and hedging activities	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Derivative financial instruments and hedging activities

Note 8 Derivative financial instruments and hedging activities
Derivative instruments are categorized as either financial or non-financial
derivatives. Financial derivatives are financial contracts whose value is derived from an underlying interest rate, foreign exchange rate, credit risk, and equity or equity index.
Non-financial
derivatives are contracts whose value is derived from a precious metal, commodity instrument or index. The notional amount of derivatives represents the contract amount used as a reference point to calculate payments. Notional amounts are generally not exchanged by counterparties, and do not reflect our EAD.
Financial derivatives
Forwards and futures
Forward contracts are
non-standardized
agreements that are transacted between counterparties in the OTC market, whereas futures are standardized contracts with respect to amounts and settlement dates, and are traded on regular futures exchanges. Examples of forwards and futures are described below.
Interest rate forwards (forward rate agreements) and futures are contractual obligations to buy or sell an interest-rate sensitive financial instrument on a predetermined future date at a specified price.
Foreign exchange forwards and futures are contractual obligations to exchange one currency for another at a specified price for settlement at a predetermined future date.
Equity forwards and futures are contractual obligations to buy or sell at a fixed value (the specified price) of an equity index, a basket of stocks or a single stock at a predetermined future date.
Swaps
Swaps are OTC contracts in which two counterparties exchange a series of cash flows based on agreed upon rates applied to a notional amount. Examples of swap agreements are described below.
Interest rate swaps are agreements where two counterparties exchange a series of payments based on different interest rates applied to a notional amount in a single currency. Certain interest rate swaps are transacted and settled through clearing houses which act as central counterparties. Cross currency swaps involve the exchange of fixed payments in one currency for the receipt of fixed payments in another currency. Cross currency interest rate swaps involve the exchange of both interest and notional amounts in two different currencies.
Equity swaps are contracts in which one counterparty agrees to pay or receive from the other cash flows based on changes in the value of an equity index, a basket of stocks or a single stock.
Options
Options are contractual agreements under which the seller (writer) grants the purchaser the right, but not the obligation, either to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument or commodity at a specified price, at or by a predetermined future date. The seller (writer) of an option can also settle the contract by paying the cash settlement value of the purchaser’s right. The seller (writer) receives a premium from the purchaser for this right. The various option agreements that we enter into include but are not limited to interest rate options, foreign currency options, equity options and index options.
Credit derivatives
Credit derivatives are OTC contracts that transfer credit risk related to an underlying financial instrument (referenced asset) from one counterparty to another. Credit derivatives include credit default swaps, credit default baskets and total return swaps.
Credit default swaps provide protection against the decline in the value of the referenced asset as a result of specified credit events such as default or bankruptcy. They are similar in structure to an option, whereby the purchaser pays a premium to the seller of the credit default swap in return for payment contingent on a credit event affecting the referenced asset.
Credit default baskets are similar to credit default swaps except that the underlying referenced financial instrument is a group of assets instead of a single asset.
Total return swaps are contracts where one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a referenced asset or group of assets, including any returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.
Other derivative products
Other contracts are stable value and equity derivative contracts.
Non-financial
derivatives
Other contracts also include
non-financial
derivative products such as precious metal and commodity derivative contracts in both the OTC and exchange markets.
Derivatives issued for trading purposes
Most of our derivative transactions relate to client-driven sales and trading activities, and associated market risk hedging. Sales activities include the structuring and marketing of derivative products to clients, enabling them to modify or reduce risks. Trading involves market-making, positioning and arbitrage activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenue based on spread and volume. Positioning involves the active management of derivative transactions with the expectation of profiting from favourable movements in prices, rates, or indices. Arbitrage activities involve identifying and profiting from price differentials between markets and product types. Any realized and unrealized gains or losses on derivatives used for trading purposes are recognized immediately in
Non-interest
income – Trading revenue.
Derivatives issued for other-than-trading purposes
We also use derivatives for purposes other than trading, primarily for hedging, in conjunction with the management of interest rate, credit, equity and foreign exchange risk related to our funding, lending, investment activities and asset/liability management.
Interest rate swaps are used to manage our exposure to interest rate risk by modifying the repricing or maturity characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. Purchased options are used to hedge redeemable deposits and other options embedded in consumer products. We manage our exposure to foreign currency risk with cross currency swaps and foreign exchange forward contracts. We predominantly use credit derivatives to manage our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.
Certain derivatives and cash instruments are specifically designated and qualify for hedge accounting. From time to time, we also enter into derivative transactions to economically hedge certain exposures that do not otherwise qualify for hedge accounting, or where hedge accounting is not considered economically feasible to implement. In such circumstances, changes in fair value are reflected in Other income in
Non-interest
income.
Notional amount of derivatives by term to maturity (absolute amounts)

	As at October 31, 2019 (1)
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$2,014,752	$179,624	$387	$2,194,763	$2,186,862	$7,901
Swaps	3,294,746	5,026,410	3,331,025	11,652,181	11,180,497	471,684
Options purchased	83,247	462,599	174,042	719,888	719,888	–
Options written	77,601	464,906	182,690	725,197	725,197	–
Foreign exchange contracts
Forward contracts	1,715,266	30,523	985	1,746,774	1,724,606	22,168
Cross currency swaps	79,264	50,416	55,166	184,846	177,622	7,224
Cross currency interest rate swaps	469,910	894,250	425,301	1,789,461	1,743,465	45,996
Options purchased	54,756	14,409	3,061	72,226	72,226	–
Options written	54,985	14,969	3,383	73,337	73,337	–
Credit derivatives (2)	2,693	14,724	3,437	20,854	20,341	513
Other contracts (3)	201,489	90,436	18,463	310,388	303,893	6,495
Exchange-traded contracts
Interest rate contracts
Futures – long positions	107,054	118,805	187	226,046	226,046	–
Futures – short positions	363,947	120,247	46	484,240	484,240	–
Options purchased	56,657	36,985	–	93,642	93,642	–
Options written	59,840	16,395	–	76,235	76,235	–
Foreign exchange contracts
Futures – long positions	28	–	–	28	28	–
Futures – short positions	–	–	–	–	–	–
Other contracts	214,725	44,245	–	258,970	258,970	–
	$8,850,960	$7,579,943	$4,198,173	$20,629,076	$20,067,095	$561,981

	As at October 31, 2018
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,895,613	$8,788	$–	$1,904,401	$1,904,401	$–
Swaps	4,535,040	4,377,512	2,856,403	11,768,955	11,424,094	344,861
Options purchased	101,663	155,985	27,273	284,921	284,921	–
Options written	87,254	156,886	37,217	281,357	281,357	–
Foreign exchange contracts
Forward contracts	1,397,520	30,688	616	1,428,824	1,420,575	8,249
Cross currency swaps	30,358	4,379	1,170	35,907	27,545	8,362
Cross currency interest rate swaps	347,477	767,742	365,880	1,481,099	1,430,437	50,662
Options purchased	33,202	11,037	1,807	46,046	46,046	–
Options written	37,716	12,250	4,515	54,481	54,481	–
Credit derivatives (2)	1,578	5,263	3,424	10,265	9,752	513
Other contracts	81,720	66,686	17,409	165,815	161,323	4,492
Exchange-traded contracts
Interest rate contracts
Futures – long positions	38,825	22,465	11	61,301	61,301	–
Futures – short positions	32,424	23,072	6	55,502	55,502	–
Options purchased	2,587	3,312	–	5,899	5,899	–
Options written	2,544	1,291	–	3,835	3,835	–
Foreign exchange contracts
Futures – long positions	277	–	–	277	277	–
Futures – short positions	340	–	–	340	340	–
Other contracts	228,549	59,308	372	288,229	288,229	–
	$8,854,687	$5,706,664	$3,316,103	$17,877,454	$17,460,315	$417,139

(1)	On November 1, 2018, we prospectively implemented the standardized approach for measuring counterparty credit risk
(SA-CCR)
in accordance with the Capital Adequacy Requirements (CAR) guidelines in determining our derivative notional amounts.
(2)	Credit derivatives with a notional value of $0.5 billion (October 31, 2018 – $0.5 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $12.6 billion (October 31, 2018 – $6.2 billion) and protection sold of $7.7 billion (October 31, 2018 – $3.6 billion).

(3)	Under SA-CCR, Other contracts exclude loan syndication derivatives of $7.7 billion.

Fair value of derivative instruments
(1)

	As at
	October 31, 2019		October 31, 2018

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$30	$31	$308	$232
Swaps	39,669	32,570	29,340	25,501
Options purchased	5,898	–	3,211	–
Options written	–	6,756	–	3,471
	45,597	39,357	32,859	29,204
Foreign exchange contracts
Forward contracts	11,263	11,755	13,367	12,929
Cross currency swaps	529	223	174	258
Cross currency interest rate swaps	26,569	26,188	26,837	25,849
Options purchased	1,242	–	1,540	–
Options written	–	898	–	1,272
	39,603	39,064	41,918	40,308
Credit derivatives	169	279	38	89
Other contracts	15,356	18,517	17,668	18,300
	100,725	97,217	92,483	87,901
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	848	742	1,226	1,142
	848	742	1,226	1,142
Foreign exchange contracts
Forward contracts	116	118	31	33
Cross currency swaps	193	527	212	423
Cross currency interest rate swaps	904	501	1,145	1,104
	1,213	1,146	1,388	1,560
Credit derivatives	–	3	–	5
Other contracts	181	140	150	179
	2,242	2,031	2,764	2,886
Total gross fair values before:	102,967	99,248	95,247	90,787
Valuation adjustments determined on a pooled basis	(697)	5	(625)	34
Impact of netting agreements that qualify for balance sheet offset	(710)	(710)	(583)	(583)
	$101,560	$98,543	$94,039	$90,238

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2019				October 31, 2018

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$25,342	$28,568	$47,650	$101,560	$28,241	$29,197	$36,601	$94,039
Derivative liabilities	25,495	26,503	46,545	98,543	26,720	27,013	36,505	90,238

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Derivative-related credit risk
Credit risk from derivative transactions is generated by the potential for the counterparty to default on its contractual obligations when one or more transactions have a positive market value to us. Therefore, derivative-related credit risk is represented by the positive fair value of the instrument and is normally a small fraction of the contract’s notional amount.
We subject our derivative transactions to the same credit approval, limit and monitoring standards that we use for managing other transactions that create credit exposure. This includes evaluating the creditworthiness of counterparties, and managing the size, diversification and maturity structure of the portfolio. Credit utilization for all products is compared with established limits on a continual basis and is subject to a standard exception reporting process. We use a single internal rating system for all credit risk exposure. In most cases, these internal ratings approximate the external risk ratings of public rating agencies.
Offsetting is a technique that can reduce credit exposure from derivatives and is generally facilitated through the use of master netting agreements and achieved when specific criteria are met in accordance with our accounting policy in Note 2. A master netting agreement provides for a single net settlement of all financial instruments covered by the agreement in the event of default. However, credit risk is reduced only to the extent that our financial obligations to the same counterparty can be set off against obligations of the counterparty to us. We maximize the use of master netting agreements to reduce derivative-related credit exposure. Our overall exposure to credit risk that is reduced through master netting agreements may change substantially following the reporting date as the exposure is affected by each transaction subject to the agreement as well as by changes in underlying market rates. Measurement of our credit exposure arising out of derivative transactions is reduced to reflect the effects of netting in cases where the enforceability of that netting is supported by appropriate legal analysis as documented in our trading credit risk policies.
The use of collateral is another significant credit mitigation technique for managing derivative-related counterparty credit risk.
Mark-to-market
provisions in our agreements with some counterparties, typically in the form of a Credit Support Annex, provide us with the right to request that the counterparty pay down or collateralize the current market value of its derivatives positions when the value passes a specified threshold amount.
Replacement cost and credit equivalent amounts are determined in accordance with OSFI’s non-modelled
regulatory
SA-CCR
under the CAR guidelines beginning November 1, 2018. The replacement cost represents the total fair value of all outstanding contracts in a gain position after factoring in the master netting agreements and applicable margins, scaled by a regulatory factor. The credit equivalent amount is defined as the replacement cost plus an additional amount for potential future credit exposure also scaled by a regulatory factor. The risk-weighted equivalent is determined by applying appropriate risk-weights to the credit equivalent amount, including those risk weights reflective of model approval under the internal ratings based approach. As at October 31, 2018, the replacement cost and credit equivalent amounts were calculated under OFSI’s non-modelled
regulatory current exposure method for counterparty risk.
Derivative-related credit risk
(1)

	As at

.	October 31, 2019 (2)			October 31, 2018

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount (3)	Risk-weighted equivalent (4)	Replacement cost	Credit equivalent amount (3)	Risk-weighted equivalent (4)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$18	$73	$19	$307	$324	$13
Swaps	6,487	15,911	6,229	9,671	20,321	3,363
Options purchased	149	547	326	610	857	407
Options written	–	256	113	–	–	–
Foreign exchange contracts
Forward contracts	2,333	15,822	3,899	4,589	10,944	3,439
Swaps	3,047	15,678	4,001	9,342	13,718	5,002
Options purchased	404	908	285	443	1,100	478
Options written	4	213	67	–	–	–
Credit derivatives (5)	156	613	40	71	770	153
Other contracts	1,972	10,766	4,853	9,709	9,959	4,303
Exchange-traded contracts	5,439	19,630	393	2,912	11,285	225
	$20,009	$80,417	$20,225	$37,654	$69,278	$17,383

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	On November 1, 2018, we prospectively implemented SA-CCR in accordance with CAR guidelines in determining our replacement cost, credit equivalent amount and risk-weighted equivalent.
(3)	Beginning on November 1, 2018, the credit equivalent amount includes collateral in accordance with CAR guidelines. As at October 31, 2018, the credit equivalent amount included $16 billion of collateral applied.
(4)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $13 billion (October 31, 2018 – $12 billion).
(5)	The October 31, 2018 amounts exclude credit derivatives issued for other-than-trading purposes related to bought protection.
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2019 (1)
	Risk rating (2)					Counterparty type (3)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$27,126	$38,812	$20,620	$16,409	$102,967	$48,509	$18,126	$36,332	$102,967
Impact of master netting agreements and applicable margins	23,146	35,088	16,719	8,005	82,958	47,376	17,705	17,877	82,958
Replacement cost (after netting agreements)	$3,980	$3,724	$3,901	$8,404	$20,009	$1,133	$421	$18,455	$20,009

	As at October 31, 2018
	Risk rating (2)					Counterparty type (3)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$25,458	$32,693	$21,215	$15,881	$95,247	$42,937	$18,749	$33,561	$95,247
Impact of master netting agreements	14,544	24,255	15,046	3,748	57,593	36,081	8,348	13,164	57,593
Replacement cost (after netting agreements)	$10,914	$8,438	$6,169	$12,133	$37,654	$6,856	$10,401	$20,397	$37,654

(1)	On November 1, 2018, we prospectively implemented SA-CCR in accordance with CAR guidelines in determining our replacement cost.
(2)
Our internal risk ratings for major counterparty types approximate those of public ratings agencies. Ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment
grade ratings.

(3)	Counterparty type is defined in accordance with CAR guidelines.

Derivatives in hedging relationships
We apply hedge accounting to minimize volatility in earnings and capital caused by changes in interest rates or foreign exchange rates. Interest rate and currency fluctuations will either cause assets and liabilities to appreciate or depreciate in market value or cause variability in forecasted cash flows. When a hedging relationship is effective, gains, losses, revenue and expenses of the hedging instrument will offset the gains, losses, revenue and expenses of the hedged item.
Derivatives used in hedging relationships are recorded in Other Assets – Derivatives or Other Liabilities – Derivatives on the Balance Sheet. Foreign currency-denominated liabilities used in net investment hedging relationships are recorded in Deposits – Business and Government and Subordinated debentures on the Balance Sheet. Gains and losses relating to hedging ineffectiveness is recorded in
Non-Interest
income and amounts reclassified from hedge reserves in OCI to income is recorded in
Net-interest
income for Cash flow hedges and
Non-interest
income for Net Investment hedges.
We assess and measure the effectiveness of a hedging relationship based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to the hedged risk. When cash instruments are designated as hedges of foreign exchange risks, only changes in their value due to foreign exchange risk are included in the assessment and measurement of hedge effectiveness.
Potential sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:
•	Mismatches in the terms of hedged items and hedging instruments, for example the frequency and timing of when interest rates are reset and frequency of payment.
•	Difference in the discounting factors between the hedged item and the hedging instrument, taking into consideration the different reset frequency of the hedged item and hedging instrument.
•	Hedging derivatives with a non-zero fair value at inception date of the hedging relationship, resulting in mismatch in terms with the hedged item.
Below is a description of our risk management strategy for each risk exposure that we decide to hedge:
Interest rate risk
We use interest rate contracts to manage our exposure to interest rate risk by modifying the repricing characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. The swaps are designated in either a fair value hedge or a cash flow hedge and predominately reference Interbank Offered Rates (IBORs) across multiple jurisdictions. Certain swaps will be affected by the Interest Rate Benchmark Reform as the market transitions to alternative risk free or nearly risk free rates by the end of 2021.
For fair value hedges, we use interest rate contracts to manage the fair value movements of our fixed-rate instruments due to changes in benchmark interest. The interest rate swaps are entered into on a one-to-one
basis to manage the benchmark interest rate risk, and its terms are critically matched to the specified fixed rate instruments.
We also use interest rate swaps in fair value hedges to manage interest rate risk from residential mortgage assets and funding liabilities. Our exposure from this portfolio changes with the origination of new loans, repayments of existing loans, and sale of securitized mortgages. Accordingly, we have adopted dynamic hedging for that portfolio, in which the hedge relationship is rebalanced on a more frequent basis, such as on a bi-weekly
or on a monthly basis.
For cash flow hedges, we use interest rate swaps to manage the exposure to cash flow variability of our variable rate instruments as a result of changes in benchmark interest rates. The variable rate instruments and forecast transactions which reference certain IBORs will be affected by the Interest Rate Benchmark Reform. Whilst some of the interest rate derivatives are entered into on a one-to-one
 basis to manage a specific exposure, other interest rate derivatives may be entered into for managing interest rate risks of a portfolio of assets and liabilities.
Foreign exchange risk
We manage our exposure to foreign currency risk with cross currency swaps in a cash flow hedge, and foreign exchange forward contracts in a net investment hedge. Certain cash instruments may also be designated in a net investment hedge, where applicable.
For cash flow hedges, we use cross currency swaps and forward contracts to manage the cash flow variability arising from fluctuations in foreign exchange rates on our issued foreign denominated fixed rate liabilities and highly probable forecasted transactions. The maturity profile and repayment terms of these swaps are matched to those of our foreign denominated exposures to limit our cash flow volatility from changes in foreign exchange rates.
For net investment hedges, we use a combination of foreign exchange forwards and cash instruments, such as foreign denominated deposit liabilities, some of which reference IBORs that will be affected by the Interest Rate Benchmark Reform, to manage our foreign exchange risk arising from our investments in foreign operations. Our most significant exposures include U.S. dollar, British pound and Euro. When hedging net investments in foreign operations using foreign exchange forwards, only the undiscounted spot element of the foreign exchange forward is designated as the hedging instrument. Accordingly, changes in the fair value of the hedging instrument as a result of changes in forward rates and the effects of discounting are not included in the hedging effectiveness assessment. Foreign operations are only hedged to the extent of the liability or notional amount of the derivative; we generally do not expect to incur significant ineffectiveness on hedges of net investments in foreign operations.
Equity price risk
We use total return swaps in cash flow hedges to mitigate the cash flow variability of the expected payment associated with our cash settled share-based compensation plan for certain key employees by exchanging interest payments for indexed RBC share price change and dividend returns.
Credit risk
We predominantly use credit derivatives to economically hedge our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.

Derivative instruments designated in hedging relationships
The following table presents the fair values of the derivative instruments and the principal amounts of the non-derivative
liabilities, categorized by their hedging relationships, as well as derivatives that are not designated in hedging relationships.
Derivatives and
non-derivative
instruments
(1)

	As at
	October 31, 2019				October 31, 2018
	Designated as hedging instruments in hedging relationships				Designated as hedging instruments in hedging relationships

(Millions of Canadian dollars)	Fair Value	Cash Flow	Net investment	Not designated in a hedging relationship	Fair Value (2)	Cash Flow (2)	Net investment	Not designated in a hedging relationship (2)
Assets
Derivative instruments	$146	$77	$52	$101,285	$404	$12	$13	$93,610
Liabilities
Derivative instruments	187	526	70	97,760	4	413	28	89,793
Non-derivative instruments	–	–	27,688	n.a.	–	–	25,565	n.a.

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
(2)	Amounts have been revised from those previously presented.
n.a.	not applicable
The following tables provide the maturity analysis of the notional amounts and the weighted average rates of the hedging instruments and their carrying amounts by types of hedging relationships:
Fair value hedges

	As at October 31, 2019
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$4,625	$20,439	$3,909	$28,973	$2	$187
Hedge of fixed rate liabilities	16,003	48,361	9,065	73,429	144	–
Weighted average fixed interest rate
Hedge of fixed rate assets	1.9%	2.2%	2.7%	2.2%
Hedge of fixed rate liabilities	1.7%	1.8%	1.8%	1.7%

	As at October 31, 2018
	Notional amounts				Carrying amount (1) , (2)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$2,518	$12,778	$4,668	$19,964	$311	$4
Hedge of fixed rate liabilities	14,946	47,658	7,432	70,036	93	–
Weighted average fixed interest rate
Hedge of fixed rate assets	1.1%	2.4%	2.8%	2.3%
Hedge of fixed rate liabilities	1.6%	1.8%	1.8%	1.8%

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
(2)	Amounts have been revised from those previously presented.
Cash flow hedges

	As at October 31, 2019
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$17,327	$11,729	$1,696	$30,752	$–	$–
Hedge of variable rate liabilities	200	54,610	4,803	59,613	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	2.1%	2.0%	2.6%	2.1%
Hedge of variable rate liabilities	2.6%	1.9%	2.4%	2.0%
Foreign exchange risk
Cross currency swaps	$2,937	$63	$88	$3,088	$2	$526
Weighted average CAD-CHF exchange rate	–	–	–	–
Weighted average CAD-EUR exchange rate	–	1.48	1.55	1.52
Weighted average USD-EUR exchange rate	1.33	–	–	1.33

	As at October 31, 2018
	Notional amounts				Carrying amount (1) , (2)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$12,686	$12,805	$1,615	$27,106	$–	$–
Hedge of variable rate liabilities	2,000	38,256	3,978	44,234	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	2.2%	2.4%	2.7%	2.3%
Hedge of variable rate liabilities	2.1%	1.9%	2.5%	2.0%
Foreign exchange risk
Cross currency swaps	$326	$2,978	$153	$3,457	$12	$368
Weighted average CAD-CHF exchange rate	1.27	–	–	1.27
Weighted average CAD-EUR exchange rate	–	–	1.52	1.52
Weighted average USD-EUR exchange rate	–	1.33	–	1.33

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
(2)	Amounts have been revised from those previously presented.

Net investment hedges

	As at October 31, 2019
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$8,701	$14,843	$4,144	$27,688	n.a.	$27,859
Weighted average CAD-USD exchange rate	1.31	1.29	1.31	1.30
Weighted average CAD-EUR exchange rate	–	–	1.51	1.51
Weighted average CAD-GBP exchange rate	–	1.69	–	1.69
Forward contracts	$5,355	$–	$–	$5,355	$52	$70
Weighted average CAD-USD exchange rate	1.33	–	–	1.33
Weighted average CAD-EUR exchange rate	1.47	–	–	1.47
Weighted average CAD-GBP exchange rate	1.67	–	–	1.67

	As at October 31, 2018
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$3,457	$18,233	$3,875	$25,565	n.a .	$25,043
Weighted average CAD-USD exchange rate	1.20	1.28	1.31	1.27
Weighted average CAD-EUR exchange rate	–	–	1.53	1.53
Weighted average CAD-GBP exchange rate	1.91	1.69	–	1.73
Forward contracts	$3,372	$–	$–	$3,372	$13	$28
Weighted average CAD-USD exchange rate	1.31	–	–	1.31
Weighted average CAD-EUR exchange rate	1.49	–	–	1.49
Weighted average CAD-GBP exchange rate	1.68	–	–	1.68
n.a.	not applicable
The following tables present the details of the hedged items categorized by their hedging relationships:

Fair value hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2019
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$29,985	$–	$569	$–	Securities – Investment, net of applicable allowance; Loans – Retail	$1,028
Fixed rate liabilities (1)	–	74,099	–	693	Deposits – Business and government; Subordinated debentures	(2,045)

	As at and for the year ended October 31, 2018
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$20,172	$–	$(529)	$–	Securities – Investment, net of applicable allowance; Loans – Retail	$(650)
Fixed rate liabilities (1)	–	68,714	–	(1,302)	Deposits – Business and government; Subordinated debentures	1,018

(1)	As at October 31, 2019, the accumulated amount of fair value hedge adjustments remaining in the Balance Sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a loss of $53 million for fixed-rate assets and a loss of $170 million for fixed-rate liabilities (October 31, 2018 – $105 million and $277 million, respectively).
Cash flow and net investment hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2019
	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$(608)	$163	$84
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	1,274	(372)	70
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	(5)	(1)	–
Fixed rate liabilities	Deposits – Business and government	125	9	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	(7)	(5,407)	(871)

	As at and for the year ended October 31, 2018
	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$308	$(187)	$(171)
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	(769)	706	477
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	19	(4)	–
Fixed rate liabilities	Deposits – Business and government	60	95	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	315	(5,365)	(923)
n.a. not applicable

Effectiveness of designated hedging relationships

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(1,060)	$(32)	$–	$–
Interest rate contracts – fixed rate liabilities	2,032	(13)	–	–
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	605	8	582	(25)
Interest rate contracts – variable rate liabilities	(1,261)	(5)	(1,265)	220
Foreign exchange risk
Cross currency swap – fixed rate assets	5	–	8	5
Cross currency swap – fixed rate liabilities	(125)	–	(193)	(106)
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(50)	–	(50)	–
Forward contracts	57	–	57	(2)

	For the year ended October 31, 2018

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$605	$(45)	$–	$–
Interest rate contracts – fixed rate liabilities	(1,000)	18	–	–
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(318)	(11)	(275)	(37)
Interest rate contracts – variable rate liabilities	751	(1)	674	101
Foreign exchange risk
Cross currency swap – fixed rate assets	(19)	–	(10)	(7)
Cross currency swap – fixed rate liabilities	(61)	–	(137)	(165)
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(331)	–	(331)	–
Forward contracts	16	–	17	–

(1)	Hedge ineffectiveness recognized in income included losses of $70 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2018 – $46 million).

Reconciliation of components of equity
The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2019		For the year ended October 31, 2018

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$688	$4,147	$431	$3,545
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	(683)		399
Foreign exchange risk	(185)		(147)
Equity price risk	108		(18)
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	24		44
Foreign exchange risk	104		172
Equity price risk	(93)		7
De-designated hedges:
Interest rate risk	(219)		(108)
Foreign exchange risk	–		–
Net gain on hedge of net investment in foreign operations
Foreign exchange denominated debt		(50)		(331)
Forward foreign exchange contracts		57		17
Foreign currency translation differences for foreign operations		66		841
Reclassification of losses (gains) on foreign currency translation to income	–	2	–	–
Reclassification of losses (gains) on net investment hedging activities to income	–	2	–	–
Tax on movements on reserves during the period	250	(3)	(92)	75
Balance at the end of the year	$(6)	$4,221	$688	$4,147